Financial liabilities - Summary of Changes in Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	€ 4,872	€ 1,091	€ 1,241
Non-current financial liabilities	44,107	43,435	€ 24,849
Total financial liabilities	48,979	44,526
Lease liabilities
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	1,197	591
Non-current financial liabilities	4,991	5,814
Conditional Advances
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	500	500
Non-current financial liabilities	2,975	2,875
PGE | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	141	0
Non-current financial liabilities	9,922	0
EIB Loan | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	3,033	0
Non-current financial liabilities	€ 26,218	€ 34,746